STAFF RETIREMENT PLANS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Retirement Benefits [Abstract]
Employer matching contribution percent	5.00%
Cost of contribution to the staff retirement plans	$ 242	$ 227	$ 212